Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

12. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2023 and 2022 are as follows:

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2023	2023	2023	2023	2022	2022	2022	2022

Net interest and fee income	$1,606	$1,464	$1,509	$1,451	$1,407	$1,424	$1,242	$1,041
Credit loss provision	443	131	43	120	451	271	134	74
Net interest income after credit loss provision	1,163	1,333	1,466	1,331	956	1,153	1,108	967
Gain on sale of foreclosed assets	-	-	8	-	-	-	101	-
Gain on the sale of real estate assets	-	-	10	-	-		-	-
Dividend or other income	24	16	19	21	90	31	25	70
SG&A expense	662	591	617	826	672	603	713	695
Depreciation and amortization	20	21	20	20	20	12	12	12
Loss on sale of foreclosed assets	-	-	-	34	-	-	-	-
Impairment (gain) loss on foreclosed assets	9	-	(9)	2	(33)	35	-	-
Net income	$496	$737	$875	$470	$387	$534	$509	$330